Cover Page	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Renalytix plc
Entity Central Index Key	0001811115
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	72,197,286
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	Finsgate 5-7 Cranwood Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9EE
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39387
Document Shell Company Report	false
Document Registration Statement	false
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, nominal value £0.0025 per share
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	X0
Amendment Description	EXPLANATORY NOTE Renalytix plc (the “Company”) is filing this Amendment No. 1 (the “Amendment”) on Form 20-F/A to amend its Annual Report on Form 20-F for the fiscal year ended June 30, 2021, filed with the Securities and Exchange Commission on October 21, 2021 (the “Original 20-F”), for the purpose of filing revised versions of Exhibits 12.1 and 12.2 filed with the Original 20-F. The Company is filing revised exhibits solely in order to include in the certifications set forth in the Exhibits the reference to internal control over financial reporting in the introductory language to paragraph 4, which language was inadvertently omitted from the certifications when originally filed. The Amendment does not reflect events occurring after the date of the filing of the Original 20-F or modify or update any of the other disclosures contained therein in any way. Accordingly, the Amendment should be read in conjunction with the Original 20-F. The Amendment consists solely of the preceding cover page, this explanatory note, the signature page and paragraphs 1, 2, 4 and 5 of each of the revised certifications filed as exhibits to the Amendment. Because no financial statements have been included in this Amendment, paragraph 3 of each of the certifications set forth in the Exhibits has been omitted.
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Finsgate 5-7 Cranwood Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC1V 9EE
Entity Address, Country	GB
Contact Personnel Name	James McCullough Chief Executive Officer
City Area Code	20
Local Phone Number	3139 2910
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	RNLX
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, nominal value £0.0025 per share
Security Exchange Name	NASDAQ